Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Breakdown For Income Taxes
The following table provides a breakdown for income taxes:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Current taxes	(47,882)	(24,928)	(31,557)
Deferred taxes	17,180	9,945	(12,237)

Income taxes	(30,702)	(14,983)	(43,794)

Summary of Reconciliation Between Actual Income Taxes and The Theoretical Income Taxes
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0
%
for each of the years ended December 31, 2021, 2020 and 2019.

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
(Loss)/Profit before taxes	(96,959)	(31,557)	69,233
Theoretical income tax benefit/(expense) - tax rate 24%	23,270	7,574	(16,616)
Tax effect on:
Non-deductible costs	(23,863)	(10,353)	(7,349)
Patent box impact	—	1,497	1,545
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	(2,849)	20,321	(3,177)
Taxes relating to prior years	(2,668)	(197)	192
Deferred tax assets not recognized	(14,978)	(25,727)	(9,386)
Withholding tax on earnings	(9,027)	(6,221)	(5,366)
Other tax items	449	(727)	(1,482)

Total tax expense, excluding IRAP	(29,666)	(13,833)	(41,639)
Effective tax rate, excluding IRAP	(30.6)%	(43.8)%	60.1%
Italian regional income tax expense (IRAP)	(1,036)	(1,150)	(2,155)

Total income tax	(30,702)	(14,983)	(43,794)

Summary of Breakdown For Deferred Tax Assets and Deferred Tax Liabilities
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(Euro thousands)	At December 31, 2020	Recognized in profit and loss	Recognized in comprehensive income	Exchange differences and other	Disposition	At December 31, 2021
Deferred tax assets arising on:
Employee benefits	3,900	626	—	142	(3)	4,665
Property plant and equipment	10,124	1,245	—	—	(262)	11,107
Right-of-use assets	2,289	121	—	175	—	2,585
Intangible assets	3,297	(51)	—	—	—	3,246
Provision for obsolete inventory	33,793	6,082	—	2,897	—	42,772
Tax provisions	4,114	(1,360)	—	97	—	2,851
Financial assets	1,477	56	—	—	—	1,533
Tax losses	9,794	26,972	—	—	—	36,766
Other	3,113	(428)	—	—	—	2,685

Total deferred tax assets	71,901	33,263	—	3,311	(265)	108,210
Deferred tax liabilities arising on:
Property plant and equipment	23,391	9,288	—	1,844	(34,523)	—
Right-of-use assets	1,195	183	—		(1,359)	19
Intangible assets	40,039	4,246	—	1,135	—	45,420
Financial assets fair value	1,776	683	2	—	—	2,461
Other	4,327	1,683	(66)	—	—	5,944
Total deferred tax liabilities	70,728	16,083	(64)	2,979	(35,882)	53,844

(Euro thousands)	At December 31, 2019	Recognized in profit and loss	Recognized in comprehensive income	Exchange differences and other	At December 31, 2020
Deferred tax assets arising on:
Employee benefits	5,104	(1,169)	(61)	26	3,900
Property plant and equipment	2,514	7,773	—	(163)	10,124
right-of-use assets	1,944	394	—	(49)	2,289
Intangible assets	1,811	1,486	—	—	3,297
Provision for obsolete inventory	26,579	7,073	—	141	33,793
Tax provisions	1,384	2,730	—	—	4,114
Financial assets	1,448	29	—	—	1,477
Tax losses	9,750	893	—	(849)	9,794
Other	9,077	(7,678)	—	1,714	3,113

Total deferred tax assets	59,611	11,531	(61)	820	71,901
Deferred tax liabilities arising on:
Property plant and equipment	25,233	(3,535)	—	1,693	23,391
Right-of-use assets	1,008	187	—	—	1,195
Intangible assets	44,495	(1,063)	—	(3,393)	40,039
Financial assets fair value	2,173	(397)	—	—	1,776
Other	3,243	6,394	—	(5,310)	4,327

Total deferred tax liabilities	76,152	1,586	—	(7,010)	70,728

Summary of Tax Losses Carried Forward for Which No Deferred Tax Assets
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

(Euro thousands)	At December 31,
	2021	2020
Expiry within 1 year	4,587	5,320
Expiry 1-5 years	33,108	37,855
Expiry over 5 years	73,856	61,406
No expiration	188,922	119,733

Total tax losses carried forward	300,473	224,314